Employee Benefits - Summary of Sensitivity of Provision for Employee Termination Benefits to Changes in the Significant Actuarial Assumptions (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Interest rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%	1.00%
Impact on provision for increase in assumption, percentage	(13.40%)	(14.10%)
Impact on provision for decrease in assumption, percentage	16.30%	17.30%
Impact on provision for increase in assumption	₺ (68,892)	₺ (42,566)
Impact on provision for decrease in assumption	₺ 83,801	₺ 52,122
Inflation rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%	1.00%
Impact on provision for increase in assumption, percentage	16.50%	17.60%
Impact on provision for decrease in assumption, percentage	(13.80%)	(14.60%)
Impact on provision for increase in assumption	₺ 84,829	₺ 53,117
Impact on provision for decrease in assumption	₺ (70,948)	₺ (43,953)